OPERATING LEASE (Tables)	6 Months Ended
Sep. 30, 2021
OPERATING LEASE
Schedule of supplemental consolidated balance sheet information related to leases

	March 31,	September 30,
	2021	2021
	RMB	RMB
Right-of-use assets	46,829	39,388
Operating lease liabilities - current	11,657	17,894
Operating lease liabilities – non-current	34,365	12,362
Total operating lease liabilities	46,022	30,256

Weighted average remaining lease term	4.33	2.53
Weighted average discount rate	5.40%	5.22%

Schedule of supplemental cash flow information related to leases

	Six months ended September 30,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	7,670	14,405
Right-of-use assets obtained in exchange for operating lease liabilities	58,554	23,628

Schedule of maturities of lease liabilities

September 30, 2021
RMB
Remaining months of 2021	—
2022	19,142
2023	7,246
2024	5,886
Total operating lease payments	32,274
Less: imputed interest	(2,018)
Total lease liabilities	30,256